Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 9- COMMITMENT AND CONTINGENCIES

Royalties

In connection with certain of the Company’s acquisitions, the Company has entered into various royalty agreements (see Note 4). Royalty payments related to acquisitions range from 10% to 100% of related revenue, as summarized below:

●	Wowio, LLC - 20% of related revenue until all purchase price consideration has been satisfied, then 10% of related revenue through perpetuity.

●	Duck - 10% of related revenue until all purchase price consideration has been satisfied, with no subsequent royalty amounts due.

●	SDE - 100% of related revenue until all purchase price consideration has been satisfied, with no subsequent royalty amounts due.

Additionally, the Company enters into royalty agreements with the authors of the eBooks included on its websites, which call for royalty payments based on various percentages of revenues earned, less processing fees and in the case of Sponsored Downloads, a fixed price per download.

Management Fees

The Company had entered into a management fee agreement with Alliance to provide various management services for the Company (see Note 8). The agreement could be terminated by either party at any time and required monthly payments to Alliance in the amount of $5,000 from November 2011 through June 2013. The Company terminated the agreement effective July 1, 2013.

Employment Agreements

In April 2012, the Company entered into agreements with three executives of the Company, which expire through 2015. The employment agreements require aggregate payments of approximately $330,000, $225,000 and $50,000 for the years ending December 31, 2013, 2014 and 2015, respectively. In addition, the executives are entitled to bonuses ranging from 10% to 100% of their base salaries based on various factors, including but not limited to the Company’s financial performance, amount of financing received and producer fee credits. Pursuant to the agreements, if the executives are terminated without cause, they are entitled to receive an amount equal to six months of their annual base salary.

Consulting Agreement

On May 24, 2013 the Company entered into an agreement with a consultant to provide and arrange investor meetings to communicate key Company fundamentals, technical aspects and operations to potential retail investors and financial advisors, registered representatives and money managers. In exchange, the Company agreed to pay consultant a monthly fee of $8,500 and issue the consultant 500,000 shares of common stock. Both parties agreed that the consulting services would begin after the Company’s stock is available to retail investors.

Indemnities and Guarantees

During the normal course of business, the Company has made certain indemnities and guarantees under which the Company may be required to make payments in relation to certain transactions. These indemnities include certain agreements with its officers under which the Company may be required to indemnify such person for liabilities arising out of their employment relationship. In connection with the Company’s acquisitions, the parties have agreed to indemnify each other from claims relating to the acquisition agreement. In connection with the Company’s publisher agreements, the parties have agreed to indemnify each other from certain claims relating to the agreements. The duration of these indemnities and guarantees varies, and in certain cases, is indefinite. The majority of these indemnities and guarantees do not provide for any limitation of the maximum potential future payments we would be obligated to make. Historically, the Company has not been obligated to make significant payments for these obligations and no liability has been recorded for these indemnities and guarantees in the accompanying condensed consolidated balance sheets.

Legal

In the normal course of business, the Company may become involved in various legal proceedings. The Company knows of no pending or threatened legal proceeding to which the Company is or will be a party that, if successful, might result in material adverse change in the Company’s business, properties or financial condition.

11. COMMITMENTS AND CONTINGENCIES

Operating lease

In April 2012, the Company entered into a 39-month non-cancelable operating lease agreement for its facility in Los Angeles, California that expires in July 2015. The lease requires monthly payments ranging from approximately $9,000 to $10,000 per month.

Lease expense for the facility was approximately $69,000 for the year ended December 31, 2012.

Future minimum annual payments under the non-cancelable operating lease are as follows:

Years Ending December 31,

2013	$110,000
2014	113,000
2015	67,000
$290,000

Royalties

In connection with certain of the Company’s acquisitions, the Company has entered into various royalty agreements (see Note 5). Royalty payments related to acquisitions range from 10% to 100% of related revenue, as summarized below:

●	Wowio, LLC - 20% of related revenue until all purchase price consideration has been satisfied, then 10% of related revenue through perpetuity.

●	Duck – 10% of related revenue until all purchase price consideration has been satisfied, with no subsequent royalty amounts due.

●	SDE - 100% of related revenue until all purchase price consideration has been satisfied, with no subsequent royalty amounts due.

Additionally, the Company enters into royalty agreements with the authors of the eBooks included on its websites, which call for royalty payments based on various percentages of revenues earned, less processing fees and in the case of Sponsored Downloads, a fixed price per download.

Management Fees

The Company has entered into a management fee agreement with Alliance to provide various management services for the Company (see Note 10). The agreement could be terminated by either party at any time and requires monthly payments to Alliance in the amount of $5,000.

Employment Agreements

In April 2012, the Company entered into agreements with three executives of the Company, which expire through 2015. The employment agreements require aggregate payments of approximately $330,000, $225,000 and $50,000 for the years ending December 31, 2013, 2014 and 2015, respectively. In addition, the executives are entitled to bonuses ranging from 10% to 100% of their base salaries based on various factors, including but not limited to the Company’s financial performance, amount of financing received and producer fee credits. Pursuant to the agreements, if the executives are terminated without cause, they are entitled to receive an amount equal to six months of their annual base salary.

Indemnities and Guarantees

During the normal course of business, we have made certain indemnities and guarantees under which we may be required to make payments in relation to certain transactions. These indemnities include certain agreements with our officers under which we may be required to indemnify such person for liabilities arising out of their employment relationship. In connection with the Company’s acquisitions, the parties have agreed to indemnify each other from claims relating to the acquisition agreement. In connection with the Company’s publisher agreements, the parties have agreed to indemnify each other from certain claims relating to the agreements. The duration of these indemnities and guarantees varies, and in certain cases, is indefinite. The majority of these indemnities and guarantees do not provide for any limitation of the maximum potential future payments we would be obligated to make. Historically, we have not been obligated to make significant payments for these obligations and no liability has been recorded for these indemnities and guarantees in the accompanying balance sheets.

Legal

In the normal course of business, we may become involved in various legal proceedings. We know of no pending or threatened legal proceeding to which we are or will be a party that, if successful, might result in a material adverse change in our business, properties or financial condition.